UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           02-11-2013
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 88
                                        ---------------

Form 13F Information Table Value Total: 215,212
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                               December 31, 2012



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     2821    30377 SH       Sole                                      30377
ABBOTT LABORATORIES            COM              002824100     3083    47062 SH       Sole                                      47062
AMERICAN WTR WKS CO INCNEW COM COM              030420103      326     8787 SH       Sole                                       8787
APPLE INC                      COM              037833100     7238    13601 SH       Sole                                      13601
AT&T INC COM                   COM              00206r102      350    10375 SH       Sole                                      10375
BANK OF AMERICA CORP           COM              060505104     2975   256272 SH       Sole                                     256272
BCE INC COM NPV ISIN#CA05534B7 COM              05534b760      320     7451 SH       Sole                                       7451
BROADCOM CORP CLA              COM              111320107     2934    88335 SH       Sole                                      88335
CABOT OIL & GAS CP COM         COM              127097103     3060    61515 SH       Sole                                      61515
CANADIAN PACIFIC RAILWAYSCOM N COM              13645t100     3642    35839 SH       Sole                                      35839
CELGENE CORP                   COM              151020104     2929    37321 SH       Sole                                      37321
CHICAGO BRIDGE & IRONCOMPANY N COM              167250109      338     7300 SH       Sole                                       7300
CITIGROUP INC COMNEW           COM              172967424     3175    80264 SH       Sole                                      80264
COCA COLA COMPANY              COM              191216100      305     8406 SH       Sole                                       8406
COLGATE-PALMOLIVE CO           COM              194162103      300     2871 SH       Sole                                       2871
COMCAST CORP NEW CL A          COM              20030n101      303     8109 SH       Sole                                       8109
CONAGRA FOODS INC              COM              205887102      310    10499 SH       Sole                                      10499
COSTCO WHOLESALE CORP          COM              22160k105      298     3020 SH       Sole                                       3020
DEERE & COMPANY                COM              244199105     2928    33883 SH       Sole                                      33883
DICKS SPORTING GOODS INC       COM              253393102     2900    63751 SH       Sole                                      63751
DISCOVER FINL SVCS             COM              254709108     2910    75483 SH       Sole                                      75483
DISH NETWORK CORP CL A         COM              25470M109     6389   175512 SH       Sole                                     175512
DNP SELECT INCOME FDINC        COM              23325p104      187    19732 SH       Sole                                      19732
DOMINION RES BLK WARRIOR ROYAL COM              25746Q108       58    19558 SH       Sole                                      19558
EASTMAN CHEMICAL CO            COM              277432100     3321    48802 SH       Sole                                      48802
EATON CORP                     COM              G29183103     2938    54228 SH       Sole                                      54228
EBAY INC                       COM              278642103     2790    54701 SH       Sole                                      54701
ECHOSTAR CORP                  COM              278768106      635    18546 SH       Sole                                      18546
EOG RESOURCES INC              COM              26875p101     6211    51419 SH       Sole                                      51419
EXXON MOBIL CORP               COM              30231g102     8431    97409 SH       Sole                                      97409
FACEBOOK INC                   COM              30303M102    47154  1771406 SH       Sole                                    1771406
FEDEX CORP                     COM              31428x106     3182    34690 SH       Sole                                      34690
FRANKLIN RES INC               COM              354613101      294     2342 SH       Sole                                       2342
GENERAL MILLS INC              COM              370334104      300     7417 SH       Sole                                       7417
GILEAD SCIENCES INC            COM              375558103     4223    57497 SH       Sole                                      57497
GOLDMAN SACHS GROUP INC        COM              38141g104     2819    22102 SH       Sole                                      22102
HERSHEY CO                     COM              427866108      303     4192 SH       Sole                                       4192
HOLLYFRONTIER CORPORATIONCOM U COM              436106108     5647   121317 SH       Sole                                     121317
HOME DEPOT INC                 COM              437076102      290     4692 SH       Sole                                       4692
ISHARES JPM USD EMRG MKT BD    COM              464288281      482     3928 SH       Sole                                       3928
ISHARES MSCI JAPAN INDEXFUND   COM              464286848       97    10000 SH       Sole                                      10000
ISHARES TR DOW JONES US REAL E COM              464287739      804    12436 SH       Sole                                      12436
ISHARES TR S&P U S PFDSTK INDE COM              464288687      322     8121 SH       Sole                                       8121
ISHARES TRUST IBOXX $ HIGH YIE COM              464288513      307     3291 SH       Sole                                       3291
JOHNSON & JOHNSON              COM              478160104      316     4514 SH       Sole                                       4514
KELLOGG COMPANY                COM              487836108      331     5918 SH       Sole                                       5918
KIMBERLY CLARK CORP            COM              494368103      272     3227 SH       Sole                                       3227
KRAFT FOODS GROUP INCCOM NPV   COM              50076q106      314     6904 SH       Sole                                       6904
LENNAR CORP CLA                COM              526057104     3028    78299 SH       Sole                                      78299
LILLY ELI & CO                 COM              532457108     3690    74813 SH       Sole                                      74813
LIMITED BRANDS INC             COM              532716107      314     6670 SH       Sole                                       6670
LOWES COMPANIES INC.           COM              548661107     2884    81190 SH       Sole                                      81190
MARATHON PETROLEUM CORPCOM USD COM              56585a102     3487    55354 SH       Sole                                      55354
MKT VECTORS BIOTECH ETF        COM              57060U183      941    17595 SH       Sole                                      17595
NOBLE ENERGY INC COM           COM              655044105     4701    46205 SH       Sole                                      46205
OCCIDENTAL PETROLEUM CORP      COM              674599105      326     4250 SH       Sole                                       4250
OMEGA HEALTHCARE INVSINC       COM              681936100      315    13206 SH       Sole                                      13206
PETSMART INC                   COM              716768106     2858    41823 SH       Sole                                      41823
PFIZER INC                     COM              717081103      302    12044 SH       Sole                                      12044
PIONEER NATURAL RESOURCESCO    COM              723787107     6224    58389 SH       Sole                                      58389
PPG INDUSTRIES                 COM              693506107     5004    36973 SH       Sole                                      36973
QUALCOMM INC                   COM              747525103     2993    48385 SH       Sole                                      48385
SCHLUMBERGER LIMITED COMSTK US COM              806857108     3022    43614 SH       Sole                                      43614
SEADRILL LTD USD2              COM              g7945e105     4284   116400 SH       Sole                                     116400
SECTOR SPDR FINANCIAL          COM              81369y605      638    38943 SH       Sole                                      38943
SECTOR SPDR TR SHS BENINT ENER COM              81369y506      448     6270 SH       Sole                                       6270
SECTOR SPDR TR SHS BENINT TECH COM              81369y803      401    13903 SH       Sole                                      13903
SELECT SECTOR SPDR TRHEALTH CA COM              81369y209      356     8928 SH       Sole                                       8928
SENIOR HOUSING PROP TRUST      COM              81721m109      330    13967 SH       Sole                                      13967
SIMON PPTY GRP INC             COM              828806109      309     1953 SH       Sole                                       1953
SOUTHWESTERN ENERGY CODELAWARE COM              845467109     2754    82429 SH       Sole                                      82429
SPDR SER TR BARCLAYS HIGHYIELD COM              78464a417      350     8591 SH       Sole                                       8591
SPDR SER TR S&PDIVID ETF       COM              78464a763      853    14675 SH       Sole                                      14675
STARBUCKS CORP                 COM              855244109     3252    60629 SH       Sole                                      60629
TAUBMAN CENTERS INC            COM              876664103      308     3912 SH       Sole                                       3912
TESORO CORP COM FORMERLYTESORO COM              881609101      549    12474 SH       Sole                                      12474
UNION PACIFIC CORP             COM              907818108     3098    24643 SH       Sole                                      24643
UNITED RENTALS                 COM              911363109     2958    64984 SH       Sole                                      64984
USG CORP NEW                   COM              903293405     2944   104894 SH       Sole                                     104894
VERIZON COMMUNICATIONS         COM              92343v104      341     7874 SH       Sole                                       7874
WATSON PHARMACEUTICALSINC      COM              942683103     3440    39999 SH       Sole                                      39999
WELLS FARGO & CO NEW           COM              949746101      324     9474 SH       Sole                                       9474
WEYERHAEUSER CO COM            COM              962166104     3786   136102 SH       Sole                                     136102
FLAHERTY & CRUMRINE /CLAYMORE                   338478100      629    32188 SH       Sole                                      32188
PPL CORP CORP UNIT CONSISTINGO                  69351t114      321     5967 SH       Sole                                       5967
SEASPAN CORPORATION PFD                         y75638125      333    12070 SH       Sole                                      12070
KINDER MORGAN INC DELWT EXP PU                  49456b119       43    11412 SH       Sole                                      11412
CALL APPLE INC $430 EXP 02/16/                                 212       20 SH       Sole                                         20